Cover	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A is being filed solely to amend the Current Report on Form 8-K which was filed with the Securities and Exchange Commission on July 29, 2026 to correct the hyperlink to Exhibit 10.1 which errantly included the wrong document due to an administrative which occurred in the EDGAR filing process. The correct hyperlink for Exhibit 10.1 is included in this Form 8-K/A.
Document Period End Date	Jul. 28, 2026
Entity File Number	001-40471
Entity Registrant Name	SPLASH BEVERAGE GROUP, INC.
Entity Central Index Key	0001553788
Entity Tax Identification Number	34-1720075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1112 N. Flagler Drive
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	648-7238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SBEV
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false